Summary of Fair Value of Financial Instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Investments, All Other Investments [Abstract]
Schedule of Financial Assets and Liabilities Measured and Not Measured at Fair Value
Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	March 31, 2018		December 31, 2017
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial liabilities measured at fair value:
Deferred compensation plan	$19,740	$19,740	$19,259	$19,259
Contingent consideration	2,475	2,475	2,262	2,262
Financial assets not measured at fair value:
Cash and cash equivalents	$34,910	$34,910	$36,480	$36,480
Restricted cash	15,045	15,045	9,076	9,076
Accounts receivable, net	7,141	7,141	5,127	5,127
Due from Ashford Trust OP	11,376	11,376	13,346	13,346
Due from Braemar OP	96	96	1,738	1,738
Investments in unconsolidated entities	500	500	500	500
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$18,648	$18,648	$20,529	$20,529
Due to affiliates	3,999	3,999	4,272	4,272
Other liabilities	13,979	13,979	9,076	9,076
Notes payable	13,513	13,613	11,947	12,040

Certain of our financial instruments are not measured at fair value on a recurring basis. The estimates presented are not necessarily indicative of the amounts at which these instruments could be purchased, sold or settled. The carrying amounts and estimated fair values of financial instruments were as follows (in thousands):

	December 31, 2017		December 31, 2016
	Carrying Value	Estimated Fair Value	Carrying Value	Estimated Fair Value
Financial assets measured at fair value:
Investments in securities	$—	$—	$91	$91
Financial liabilities measured at fair value:
Deferred compensation plan	$19,259	$19,259	$9,078	$9,078
Contingent consideration	2,262	2,262	—	—
Financial assets not measured at fair value:
Cash and cash equivalents	$36,480	$36,480	$84,091	$84,091
Restricted cash	9,076	9,076	9,752	9,752
Accounts receivable, net	5,127	5,127	16	16
Due from Ashford Trust OP	13,346	13,346	12,179	12,179
Due from Ashford Prime OP	1,738	1,738	3,817	3,817
Financial liabilities not measured at fair value:
Accounts payable and accrued expenses	$20,529	$20,529	$11,601	$11,601
Due to affiliates	4,272	4,272	933	933
Due to Ashford Prime OP from AQUA U.S. Fund	—	—	2,289	2,289
Other liabilities	9,076	9,076	9,752	9,752
Notes payable	11,947	12,040	—	—